Tax Payable	12 Months Ended
Jun. 30, 2025
Income tax disclosure [Abstract]
TAX PAYABLE

NOTE 14 — TAX PAYABLE

As of June 30, 2025 and 2024, tax payable consisted of the following:

	2025	2024
Corporate tax payable	$870,790	$858,376
VAT payable	29,423	958,995
Other tax payable (receivable)	(113,361)	(10,451)
	786,852	1,806,920